Registration No. 2-94157/811-04146
As filed with the Securities and Exchange Commission on April 10, 2012

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________________
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 99
and
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 100
_________________________
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)
_________________________
Thomas Kinzler
Secretary
John Hancock Trust
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)
Copies to:

John W. Blouch	Mark Goshko
Dykema Gossett PLLC	Kirkpatrick & Lockhart Preston Gates Ellis LLP
Franklin Square, Suite 300 West	State Street Financial Center
13001 I Street, N.W.	1 Lincoln Street
Washington D.C. 20005-3306	Boston, MA 02111-2950
_________________________
It is proposed that this filing will become effective:
     ☑ immediately upon filing pursuant to paragraph (b)
     ☐ on [    } pursuant to paragraph (b)
     ☐ 60 days after filing pursuant to paragraph (a)(1)
     ☐ on (date) pursuant to paragraph (a)(1)
     ☐ on (date) pursuant to paragraph (a)(2)
     ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 10th day of April 2012.

JOHN HANCOCK VARIABLE INSURANCE TRUST
By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	April 10, 2012

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 10, 2012

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee / Director*	April 10, 2012

/s/ James R. Boyle * James R. Boyle	Trustee / Director*	April 10, 2012

/s/ Peter S. Burgess * Peter S. Burgess	Trustee / Director*	April 10, 2012

/s/ Elizabeth G. Cook * Elizabeth G. Cook	Trustee / Director*	April 10, 2012

/s/ Grace K. Fey* Grace K. Fey	Trustee / Director*	April 10, 2012

/s/ Theron Steeley Hoffman*	Trustee / Director*	April 10, 2012
Theron Steeley Hoffman

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee / Director*	April 10, 2012

/s/ James M. Oates * James M. Oates	Trustee / Director*	April 10, 2012

/s/ Steven M. Roberts* Steven M. Roberts	Trustee / Director*	April 10, 2012

*	By Power of Attorney

/s/ Betsy Anne Seel Betsy Anne Seel
Attorney-In-Fact
Pursuant to Power of Attorney
Filed February 10, 2011

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document